ACQUISITIONS (Details 2 ) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 13, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 286,056		$ 270,189	$ 237,295	$ 127,901
Accounts receivables	274		13,481
Inventories (a)	115,810		57,943
Other receivables and assets			3,192
Property, plant and equipment (b)	945,354		610,784
Deferred income tax assets	35,418		15,218
Assets	1,608,996		1,080,262
LIABILITIES
Trade and other payables	189,614		98,067
Other liabilities	6,473		11,032
Other provisions	92,671		$ 17,144
Fair value of inventories	23,144
Fair value of Property, plant and equipment	$ 142,846
Mineracao Serra Grande [Member]
ASSETS
Cash and cash equivalents		$ 20,706
Accounts receivables		13
Value added taxes and other recoverable taxes		14,551
Inventories (a)		23,144
Other receivables and assets		6,795
Property, plant and equipment (b)		142,846
Deferred income tax assets		7,362
Assets		215,417
LIABILITIES
Trade and other payables		67,710
Other liabilities		3,186
Provision for mine closure and restoration		10,035
Other provisions		38,002
Liabilities		118,933
Total identifiable net assets at fair value		96,484
Purchase consideration transferred		$ 96,484